Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Global Asset Management Trust
Entity Central Index Key	0001474103
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	BrandywineGLOBAL - Alternative Credit Fund
Class Name	Class A
Trading Symbol	LMAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BrandywineGLOBAL - Alternative Credit Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$166	1.60%
[1]
Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class A shares of BrandywineGLOBAL - Alternative Credit Fund returned 7.32%. The Fund compares its performance to the FTSE 3-Month U.S. Treasury Bill Index, which returned 5.59% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
U.S. high yield allocations were the top contributor for the reporting period. Investor sentiment remained strong due to the resilience of the U.S. economy, which drove robust corporate earnings and kept default rates below trend. Additionally, high yield’s yield advantage over other fixed-income options attracted increased inflows, providing solid support for the asset class.

↑
Prime U.S. mortgage-backed securities (MBS) were another top contributor over the reporting period. The U.S. housing market remained resilient, supported by low inventory and stable demand. MBS demand was robust, as yields were attractive relative to other fixed-income assets. Additionally, investors perceived MBS as a safer asset class, bolstered by strong property appreciation, which reduced default risks.

↑
An overweight position in Egyptian T-bills contributed positively over the period. These bonds offered attractive yields along with improved safety, thanks to the Egyptian government’s economic reforms aimed at stabilizing the economy and attracting foreign investment.

Top detractors from performance:
↓
The Fund’s short position on the Nasdaq and S&P 500 in November 2023 encountered challenges as both indices rallied significantly, with the S&P 500 rising 8.9% and the Nasdaq surging 10.8%. This upswing, driven by cooling inflation and labor market data, bolstered investor confidence and led to market expectations of a Fed rate-cutting cycle in early 2024. Positive corporate earnings and favorable seasonal factors further propelled gains, creating a challenging environment for the short positions. In response to this shift in market sentiment, the Fund exited these positions by year-end, adapting its strategy to align with the evolving economic outlook.

↓
An overweight in hedged Colombian bonds detracted over the period due to sluggish growth and challenges surrounding the administration’s attempted reforms. Budget uncertainty weighed on investor sentiment, driven by concerns over limited growth potential and fiscal stability. Colombia’s high fiscal deficit, coupled with increased debt issuance to meet financing needs, put additional pressure on bond prices, contributing to the underperformance.

Use of derivatives and the impact on performance:
The Fund used bond futures for duration management, hedging, and an alpha source. Currency forwards were used for hedging purposes, while equity futures were briefly used as an alpha source. In aggregate these derivatives detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class A	7.32	0.96	1.78
Class A (with sales charge)	3.30	0.08	1.34
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
FTSE 3-Month U.S. Treasury Bill Index	5.59	2.44	1.71

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 29,971,228
Holdings Count | $ / shares	68	[2]
Advisory Fees Paid, Amount	$ 545,082
Investment Company Portfolio Turnover	159.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$29,971,228
Total Number of Portfolio Holdings*	68
Total Management Fee Paid	$545,082
Portfolio Turnover Rate	159%
[2]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective January 17, 2024, Michael Arno, CFA, Renato Latini, CFA, John McClain, CFA, and William Zox, CFA became portfolio managers of the Fund.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by  March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	BrandywineGLOBAL - Alternative Credit Fund
Class Name	Class C
Trading Symbol	LMAQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BrandywineGLOBAL - Alternative Credit Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$236	2.28%
[3]
Expenses Paid, Amount	$ 236
Expense Ratio, Percent	2.28%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class C shares of BrandywineGLOBAL - Alternative Credit Fund returned 6.62%. The Fund compares its performance to the FTSE 3-Month U.S. Treasury Bill Index, which returned 5.59% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
U.S. high yield allocations were the top contributor for the reporting period. Investor sentiment remained strong due to the resilience of the U.S. economy, which drove robust corporate earnings and kept default rates below trend. Additionally, high yield’s yield advantage over other fixed-income options attracted increased inflows, providing solid support for the asset class.

↑
Prime U.S. mortgage-backed securities (MBS) were another top contributor over the reporting period. The U.S. housing market remained resilient, supported by low inventory and stable demand. MBS demand was robust, as yields were attractive relative to other fixed-income assets. Additionally, investors perceived MBS as a safer asset class, bolstered by strong property appreciation, which reduced default risks.

↑
An overweight position in Egyptian T-bills contributed positively over the period. These bonds offered attractive yields along with improved safety, thanks to the Egyptian government’s economic reforms aimed at stabilizing the economy and attracting foreign investment.

Top detractors from performance:
↓
The Fund’s short position on the Nasdaq and S&P 500 in November 2023 encountered challenges as both indices rallied significantly, with the S&P 500 rising 8.9% and the Nasdaq surging 10.8%. This upswing, driven by cooling inflation and labor market data, bolstered investor confidence and led to market expectations of a Fed rate-cutting cycle in early 2024. Positive corporate earnings and favorable seasonal factors further propelled gains, creating a challenging environment for the short positions. In response to this shift in market sentiment, the Fund exited these positions by year-end, adapting its strategy to align with the evolving economic outlook.

↓
An overweight in hedged Colombian bonds detracted over the period due to sluggish growth and challenges surrounding the administration’s attempted reforms. Budget uncertainty weighed on investor sentiment, driven by concerns over limited growth potential and fiscal stability. Colombia’s high fiscal deficit, coupled with increased debt issuance to meet financing needs, put additional pressure on bond prices, contributing to the underperformance.

Use of derivatives and the impact on performance:
The Fund used bond futures for duration management, hedging, and an alpha source. Currency forwards were used for hedging purposes, while equity futures were briefly used as an alpha source. In aggregate these derivatives detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class C	6.62	0.24	1.06
Class C (with sales charge)	5.65	0.24	1.06
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
FTSE 3-Month U.S. Treasury Bill Index	5.59	2.44	1.71

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 29,971,228
Holdings Count | $ / shares	68	[4]
Advisory Fees Paid, Amount	$ 545,082
Investment Company Portfolio Turnover	159.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$29,971,228
Total Number of Portfolio Holdings*	68
Total Management Fee Paid	$545,082
Portfolio Turnover Rate	159%
[4]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective January 17, 2024, Michael Arno, CFA, Renato Latini, CFA, John McClain, CFA, and William Zox, CFA became portfolio managers of the Fund.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by  March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class FI
Shareholder Report [Line Items]
Fund Name	BrandywineGLOBAL - Alternative Credit Fund
Class Name	Class FI
Trading Symbol	LMAOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BrandywineGLOBAL - Alternative Credit Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$171	1.65%
[5]
Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class FI shares of BrandywineGLOBAL - Alternative Credit Fund returned 7.22%. The Fund compares its performance to the FTSE 3-Month U.S. Treasury Bill Index, which returned 5.59% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
U.S. high yield allocations were the top contributor for the reporting period. Investor sentiment remained strong due to the resilience of the U.S. economy, which drove robust corporate earnings and kept default rates below trend. Additionally, high yield’s yield advantage over other fixed-income options attracted increased inflows, providing solid support for the asset class.

↑
Prime U.S. mortgage-backed securities (MBS) were another top contributor over the reporting period. The U.S. housing market remained resilient, supported by low inventory and stable demand. MBS demand was robust, as yields were attractive relative to other fixed-income assets. Additionally, investors perceived MBS as a safer asset class, bolstered by strong property appreciation, which reduced default risks.

↑
An overweight position in Egyptian T-bills contributed positively over the period. These bonds offered attractive yields along with improved safety, thanks to the Egyptian government’s economic reforms aimed at stabilizing the economy and attracting foreign investment.

Top detractors from performance:
↓
The Fund’s short position on the Nasdaq and S&P 500 in November 2023 encountered challenges as both indices rallied significantly, with the S&P 500 rising 8.9% and the Nasdaq surging 10.8%. This upswing, driven by cooling inflation and labor market data, bolstered investor confidence and led to market expectations of a Fed rate-cutting cycle in early 2024. Positive corporate earnings and favorable seasonal factors further propelled gains, creating a challenging environment for the short positions. In response to this shift in market sentiment, the Fund exited these positions by year-end, adapting its strategy to align with the evolving economic outlook.

↓
An overweight in hedged Colombian bonds detracted over the period due to sluggish growth and challenges surrounding the administration’s attempted reforms. Budget uncertainty weighed on investor sentiment, driven by concerns over limited growth potential and fiscal stability. Colombia’s high fiscal deficit, coupled with increased debt issuance to meet financing needs, put additional pressure on bond prices, contributing to the underperformance.

Use of derivatives and the impact on performance:
The Fund used bond futures for duration management, hedging, and an alpha source. Currency forwards were used for hedging purposes, while equity futures were briefly used as an alpha source. In aggregate these derivatives detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class FI	7.22	0.92	1.75
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
FTSE 3-Month U.S. Treasury Bill Index	5.59	2.44	1.71

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 29,971,228
Holdings Count | $ / shares	68	[6]
Advisory Fees Paid, Amount	$ 545,082
Investment Company Portfolio Turnover	159.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$29,971,228
Total Number of Portfolio Holdings*	68
Total Management Fee Paid	$545,082
Portfolio Turnover Rate	159%
[6]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective January 17, 2024, Michael Arno, CFA, Renato Latini, CFA, John McClain, CFA, and William Zox, CFA became portfolio managers of the Fund.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by  March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	BrandywineGLOBAL - Alternative Credit Fund
Class Name	Class I
Trading Symbol	LMANX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BrandywineGLOBAL - Alternative Credit Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$140	1.35%
[7]
Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class I shares of BrandywineGLOBAL - Alternative Credit Fund returned 7.49%. The Fund compares its performance to the FTSE 3-Month U.S. Treasury Bill Index, which returned 5.59% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
U.S. high yield allocations were the top contributor for the reporting period. Investor sentiment remained strong due to the resilience of the U.S. economy, which drove robust corporate earnings and kept default rates below trend. Additionally, high yield’s yield advantage over other fixed-income options attracted increased inflows, providing solid support for the asset class.

↑
Prime U.S. mortgage-backed securities (MBS) were another top contributor over the reporting period. The U.S. housing market remained resilient, supported by low inventory and stable demand. MBS demand was robust, as yields were attractive relative to other fixed-income assets. Additionally, investors perceived MBS as a safer asset class, bolstered by strong property appreciation, which reduced default risks.

↑
An overweight position in Egyptian T-bills contributed positively over the period. These bonds offered attractive yields along with improved safety, thanks to the Egyptian government’s economic reforms aimed at stabilizing the economy and attracting foreign investment.

Top detractors from performance:
↓
The Fund’s short position on the Nasdaq and S&P 500 in November 2023 encountered challenges as both indices rallied significantly, with the S&P 500 rising 8.9% and the Nasdaq surging 10.8%. This upswing, driven by cooling inflation and labor market data, bolstered investor confidence and led to market expectations of a Fed rate-cutting cycle in early 2024. Positive corporate earnings and favorable seasonal factors further propelled gains, creating a challenging environment for the short positions. In response to this shift in market sentiment, the Fund exited these positions by year-end, adapting its strategy to align with the evolving economic outlook.

↓
An overweight in hedged Colombian bonds detracted over the period due to sluggish growth and challenges surrounding the administration’s attempted reforms. Budget uncertainty weighed on investor sentiment, driven by concerns over limited growth potential and fiscal stability. Colombia’s high fiscal deficit, coupled with increased debt issuance to meet financing needs, put additional pressure on bond prices, contributing to the underperformance.

Use of derivatives and the impact on performance:
The Fund used bond futures for duration management, hedging, and an alpha source. Currency forwards were used for hedging purposes, while equity futures were briefly used as an alpha source. In aggregate these derivatives detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class I	7.49	1.22	2.08
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
FTSE 3-Month U.S. Treasury Bill Index	5.59	2.44	1.71

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 29,971,228
Holdings Count | $ / shares	68	[8]
Advisory Fees Paid, Amount	$ 545,082
Investment Company Portfolio Turnover	159.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$29,971,228
Total Number of Portfolio Holdings*	68
Total Management Fee Paid	$545,082
Portfolio Turnover Rate	159%
[8]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective January 17, 2024, Michael Arno, CFA, Renato Latini, CFA, John McClain, CFA, and William Zox, CFA became portfolio managers of the Fund.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by  March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	BrandywineGLOBAL - Alternative Credit Fund
Class Name	Class IS
Trading Symbol	LMAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BrandywineGLOBAL - Alternative Credit Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$130	1.25%
[9]
Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class IS shares of BrandywineGLOBAL - Alternative Credit Fund returned 7.44%. The Fund compares its performance to the FTSE 3-Month U.S. Treasury Bill Index, which returned 5.59% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
U.S. high yield allocations were the top contributor for the reporting period. Investor sentiment remained strong due to the resilience of the U.S. economy, which drove robust corporate earnings and kept default rates below trend. Additionally, high yield’s yield advantage over other fixed-income options attracted increased inflows, providing solid support for the asset class.

↑
Prime U.S. mortgage-backed securities (MBS) were another top contributor over the reporting period. The U.S. housing market remained resilient, supported by low inventory and stable demand. MBS demand was robust, as yields were attractive relative to other fixed-income assets. Additionally, investors perceived MBS as a safer asset class, bolstered by strong property appreciation, which reduced default risks.

↑
An overweight position in Egyptian T-bills contributed positively over the period. These bonds offered attractive yields along with improved safety, thanks to the Egyptian government’s economic reforms aimed at stabilizing the economy and attracting foreign investment.

Top detractors from performance:
↓
The Fund’s short position on the Nasdaq and S&P 500 in November 2023 encountered challenges as both indices rallied significantly, with the S&P 500 rising 8.9% and the Nasdaq surging 10.8%. This upswing, driven by cooling inflation and labor market data, bolstered investor confidence and led to market expectations of a Fed rate-cutting cycle in early 2024. Positive corporate earnings and favorable seasonal factors further propelled gains, creating a challenging environment for the short positions. In response to this shift in market sentiment, the Fund exited these positions by year-end, adapting its strategy to align with the evolving economic outlook.

↓
An overweight in hedged Colombian bonds detracted over the period due to sluggish growth and challenges surrounding the administration’s attempted reforms. Budget uncertainty weighed on investor sentiment, driven by concerns over limited growth potential and fiscal stability. Colombia’s high fiscal deficit, coupled with increased debt issuance to meet financing needs, put additional pressure on bond prices, contributing to the underperformance.

Use of derivatives and the impact on performance:
The Fund used bond futures for duration management, hedging, and an alpha source. Currency forwards were used for hedging purposes, while equity futures were briefly used as an alpha source. In aggregate these derivatives detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class IS	7.44	1.31	2.16
Bloomberg U.S. Aggregate Index	10.55	-0.23	1.49
FTSE 3-Month U.S. Treasury Bill Index	5.59	2.44	1.71

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 29,971,228
Holdings Count | $ / shares	68	[10]
Advisory Fees Paid, Amount	$ 545,082
Investment Company Portfolio Turnover	159.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$29,971,228
Total Number of Portfolio Holdings*	68
Total Management Fee Paid	$545,082
Portfolio Turnover Rate	159%
[10]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective January 17, 2024, Michael Arno, CFA, Renato Latini, CFA, John McClain, CFA, and William Zox, CFA became portfolio managers of the Fund.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by  March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.